Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Total	Common Stock	Paid-in Capital	Retained Earnings	Comprehensive Income (Loss)	Treasury Stock
Common stock, beginning balance (in shares) at Dec. 31, 2019		7,478,320
Beginning balance at Dec. 31, 2019	$ 353,528	$ 4,000	$ 10,032	$ 363,232	$ 1,426	$ (25,162)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	26,499			26,499
Other comprehensive income (loss)	21,154				21,154
(Purchase) sale of treasury stock, net (in shares)		(30,240)
(Purchase) sale of treasury stock, net	(1,545)					(1,545)
Cash dividends, declared	(14,905)			(14,905)
Share-based compensation expense, net	146		146
Common stock, ending balance (in shares) at Dec. 31, 2020		7,448,080
Ending balance at Dec. 31, 2020	384,877	$ 4,000	10,178	374,826	22,580	(26,707)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	36,165			36,165
Other comprehensive income (loss)	(15,625)				(15,625)
(Purchase) sale of treasury stock, net (in shares)		(24,320)
(Purchase) sale of treasury stock, net	(1,115)					(1,115)
Cash dividends, declared	(14,871)			(14,871)
Share-based compensation expense, net	$ 196		196
Common stock, ending balance (in shares) at Dec. 31, 2021	7,423,760	7,423,760
Ending balance at Dec. 31, 2021	$ 389,627	$ 4,000	10,374	396,120	6,955	(27,822)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	9,126			9,126
Other comprehensive income (loss)	(64,452)				(64,452)
Cash dividends, declared	(3,935)			(3,935)
Share-based compensation expense, net	517		517
Common stock, ending balance (in shares) at Mar. 31, 2022		7,424,320
Ending balance at Mar. 31, 2022	$ 330,910	$ 4,000	10,891	401,311	(57,497)	(27,795)
Common stock, beginning balance (in shares) at Dec. 31, 2021	7,423,760	7,423,760
Beginning balance at Dec. 31, 2021	$ 389,627	$ 4,000	10,374	396,120	6,955	(27,822)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	19,523			19,523
Other comprehensive income (loss)	(111,176)				(111,176)
Cash dividends, declared	(7,871)			(7,871)
Share-based compensation expense, net	939		939
Common stock, ending balance (in shares) at Jun. 30, 2022		7,425,760
Ending balance at Jun. 30, 2022	$ 291,138	$ 4,000	11,313	407,772	(104,221)	(27,726)
Common stock, beginning balance (in shares) at Dec. 31, 2021	7,423,760	7,423,760
Beginning balance at Dec. 31, 2021	$ 389,627	$ 4,000	10,374	396,120	6,955	(27,822)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	44,013			44,013
Other comprehensive income (loss)	(146,450)				(146,450)
(Purchase) sale of treasury stock, net (in shares)		2,000
(Purchase) sale of treasury stock, net	97					97
Cash dividends, declared	(15,742)			(15,742)
Share-based compensation expense, net	$ 1,908		1,908
Common stock, ending balance (in shares) at Dec. 31, 2022	7,425,760	7,425,760
Ending balance at Dec. 31, 2022	$ 273,453	$ 4,000	12,282	424,391	(139,495)	(27,725)
Common stock, beginning balance (in shares) at Mar. 31, 2022		7,424,320
Beginning balance at Mar. 31, 2022	330,910	$ 4,000	10,891	401,311	(57,497)	(27,795)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	10,397			10,397
Other comprehensive income (loss)	(46,724)				(46,724)
Cash dividends, declared	(3,936)			(3,936)
Share-based compensation expense, net	422		422
Common stock, ending balance (in shares) at Jun. 30, 2022		7,425,760
Ending balance at Jun. 30, 2022	$ 291,138	$ 4,000	11,313	407,772	(104,221)	(27,726)
Common stock, beginning balance (in shares) at Dec. 31, 2022	7,425,760	7,425,760
Beginning balance at Dec. 31, 2022	$ 273,453	$ 4,000	12,282	424,391	(139,495)	(27,725)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	7,524			7,524
Other comprehensive income (loss)	15,686				15,686
Cash dividends, declared	(3,936)			(3,936)
Share-based compensation expense, net	$ 396		404	(8)
Common stock, ending balance (in shares) at Mar. 31, 2023	7,427,840	7,427,840
Ending balance at Mar. 31, 2023	$ 289,783	$ 4,000	12,686	424,532	(123,809)	(27,626)
Common stock, beginning balance (in shares) at Dec. 31, 2022	7,425,760	7,425,760
Beginning balance at Dec. 31, 2022	$ 273,453	$ 4,000	12,282	424,391	(139,495)	(27,725)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	13,558			13,558
Other comprehensive income (loss)	13,318				13,318
Cash dividends, declared	(7,872)			(7,872)
Share-based compensation expense, net	$ 913		926	(13)
Common stock, ending balance (in shares) at Jun. 30, 2023	7,428,710	7,428,710
Ending balance at Jun. 30, 2023	$ 290,072	$ 4,000	13,208	426,625	(126,177)	(27,584)
Common stock, beginning balance (in shares) at Mar. 31, 2023	7,427,840	7,427,840
Beginning balance at Mar. 31, 2023	$ 289,783	$ 4,000	12,686	424,532	(123,809)	(27,626)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	6,034			6,034
Other comprehensive income (loss)	(2,368)				(2,368)
Cash dividends, declared	(3,936)			(3,936)
Share-based compensation expense, net	$ 517		522	(5)
Common stock, ending balance (in shares) at Jun. 30, 2023	7,428,710	7,428,710
Ending balance at Jun. 30, 2023	$ 290,072	$ 4,000	$ 13,208	$ 426,625	$ (126,177)	$ (27,584)